Employee benefit obligations - Defined benefit scheme (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit obligations
Employee benefit obligations	$ 957	$ 997	$ 954	$ 784
Defined benefit plan
Employee benefit obligations
Obligations	(2,503)	(2,762)
Assets	1,673	1,897
Net obligations	(830)	(865)
Defined benefit plan | United States
Employee benefit obligations
Obligations	(1,217)	(1,313)
Assets	1,040	1,179
Net obligations	(177)	(134)
Defined benefit plan | Germany
Employee benefit obligations
Obligations	(386)	(405)
Net obligations	(386)	(405)
Defined benefit plan | United Kingdom
Employee benefit obligations
Obligations	(862)	(1,000)
Assets	624	706
Net obligations	(238)	(294)
Defined benefit plan | Other
Employee benefit obligations
Obligations	(38)	(44)
Assets	9	12
Net obligations	(29)	(32)
Other employee benefit obligations
Employee benefit obligations
Employee benefit obligations	$ 127	$ 132